The Universal Institutional Funds, Inc.

522 Fifth Avenue

New York, NY 10036

February 5, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Universal Institutional Funds, Inc.

Securities Act File No. 333-03013

Investment Company Act File No. 811-07607

Post-Effective Amendment No. 34

To Whom it May Concern:

We are writing to you on behalf of The Universal Institutional Funds, Inc. (the “Fund”) in order to request selective review of Post-Effective Amendment No. 34 to the Fund’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

The Fund is incorporating changes to the Prospectuses and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009. Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Fund will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A.

The Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Fund’s registration statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above. Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 296-6983 or Jeremy Senderowicz of Dechert LLP at (212) 641-5669.

Very truly yours,

/s/ Tara Farrelly

Tara Farrelly